Compensation Plans - Senior Executive Compensation Plan (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017	Dec. 30, 2016
Senior Executive Compensation Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, weighted average grant date fair value (USD per share)		$ 26.16	$ 13.63	$ 19.06
Restricted shares, vested (in shares)		3,813,000	1,237,000	2,221,000
2016 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, vested (in shares)			635,000
Senior Executives | 2017 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance measurement period	3 years		3 years
Percentage of compensation beyond base salary will be performance-based	100.00%
Employee service share-based compensation, holding period	3 years
Stock price (USD per share)					$ 23.25
Performance measurement benchmark, growth rate in TSR and ROTDE (less than)			4.00%
Performance measurement benchmark, growth rate in TSR and ROTDE			8.00%
Performance measurement benchmark, growth rate in TSR and ROTDE (up to)			12.00%
Additional incentive compensation, percentage			50.00%
Senior Executives | 2017 Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards eligible to receive (in shares)			537,634
Senior Executives | 2017 Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards eligible to receive (in shares)			1,075,268
Senior Executives | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement benchmark, growth rate in TSR and ROTDE (less than)			6.00%
Performance measurement benchmark, growth rate in TSR and ROTDE			9.00%
Performance measurement benchmark, growth rate in TSR and ROTDE (up to)			12.00%
Performance measurement, targeted long-term compensation			$ 25,000,000.0
Additional incentive compensation, percentage			50.00%
Senior Executives | 2018 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance measurement period			3 years
Performance measurement, targeted long-term compensation			$ 16,000,000.0
Performance measurement benchmark, growth rate in TSR			9.00%
Senior Executives | 2018 Plan | Long-term Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement, targeted long-term compensation			$ 9,000,000.0
Performance measurement benchmark, growth rate in ROTDE			9.00%
Senior Executives | 2019 Plan and 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement benchmark, growth rate in TSR and ROTDE (less than)			6.00%
Performance measurement benchmark, growth rate in TSR and ROTDE (up to)			12.00%
Performance measurement, targeted long-term compensation			$ 22,500,000
Performance measurement benchmark, growth rate in TSR			9.00%
Performance measurement benchmark, growth rate in ROTDE			9.00%
Additional incentive compensation, percentage			75.00%
Senior Executives | 2019 Plan and 2020 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement, targeted long-term compensation			$ 16,000,000.0
Performance measurement benchmark, growth rate in TSR			9.00%
Senior Executives | 2019 Plan and 2020 Plan | Long-term Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement, targeted long-term compensation			$ 6,500,000
Performance measurement benchmark, growth rate in ROTDE			9.00%
Dividend Equivalents | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend equivalents declared on restricted stock units (in shares)		142,000	1,298,000
Grants, weighted average grant date fair value (USD per share)		$ 19.81	$ 18.15
Dividend Equivalents | Senior Executive Compensation Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend equivalents declared on restricted stock units (in shares)		189,000	602,000
Grants, weighted average grant date fair value (USD per share)		$ 19.80	$ 18.08